Shareholder Report, Holdings (Details)	Dec. 31, 2024
IMS Capital Value Fund (Institutional Class Shares) | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.23%
IMS Capital Value Fund (Institutional Class Shares) | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
IMS Capital Value Fund (Institutional Class Shares) | Meta Platforms, Inc. – Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.14%
IMS Capital Value Fund (Institutional Class Shares) | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.77%
IMS Capital Value Fund (Institutional Class Shares) | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.08%
IMS Capital Value Fund (Institutional Class Shares) | General Electric Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.49%
IMS Capital Value Fund (Institutional Class Shares) | Alphabet, Inc. – Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
IMS Capital Value Fund (Institutional Class Shares) | Boeing Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.61%
IMS Capital Value Fund (Institutional Class Shares) | Wells Fargo & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.75%
IMS Capital Value Fund (Institutional Class Shares) | Starbucks Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.43%
IMS Capital Value Fund (Institutional Class Shares) | Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.67%
IMS Capital Value Fund (Institutional Class Shares) | Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
IMS Capital Value Fund (Institutional Class Shares) | Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.91%
IMS Capital Value Fund (Institutional Class Shares) | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.56%
IMS Capital Value Fund (Institutional Class Shares) | Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.55%
IMS Capital Value Fund (Institutional Class Shares) | Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.44%
IMS Capital Value Fund (Institutional Class Shares) | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.98%
IMS Capital Value Fund (Institutional Class Shares) | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.01%
IMS Capital Value Fund (Institutional Class Shares) | Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.22%
IMS Capital Value Fund (Institutional Class Shares) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.56%
IMS Strategic Income Fund (Institutional Class Shares) | U.S. Treasury Bond (Government Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
IMS Strategic Income Fund (Institutional Class Shares) | Navient Corp. (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.65%
IMS Strategic Income Fund (Institutional Class Shares) | Staples, Inc. (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.79%
IMS Strategic Income Fund (Institutional Class Shares) | Bank of Montreal (Structured Note) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
IMS Strategic Income Fund (Institutional Class Shares) | Royal Caribbean Cruises Ltd. (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.28%
IMS Strategic Income Fund (Institutional Class Shares) | Ford Motor Co. (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
IMS Strategic Income Fund (Institutional Class Shares) | Service Properties Trust (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.83%
IMS Strategic Income Fund (Institutional Class Shares) | Societe Generale SA (Structured Note) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.29%
IMS Strategic Income Fund (Institutional Class Shares) | Mattel, Inc. (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.71%
IMS Strategic Income Fund (Institutional Class Shares) | Paramount Global (Corporate Bond) [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.22%
IMS Strategic Income Fund (Institutional Class Shares) | Corporate Bonds Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.99%
IMS Strategic Income Fund (Institutional Class Shares) | Common Stock Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.84%
IMS Strategic Income Fund (Institutional Class Shares) | Corporate Bonds Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.09%
IMS Strategic Income Fund (Institutional Class Shares) | Common Stock Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
IMS Strategic Income Fund (Institutional Class Shares) | Corporate Bonds Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.32%
IMS Strategic Income Fund (Institutional Class Shares) | Common Stock Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.78%
IMS Strategic Income Fund (Institutional Class Shares) | Corporate Bonds Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.64%
IMS Strategic Income Fund (Institutional Class Shares) | Common Stock Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.65%
IMS Strategic Income Fund (Institutional Class Shares) | Corporate Bonds Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.82%
IMS Strategic Income Fund (Institutional Class Shares) | Corporate Bonds Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.64%
IMS Strategic Income Fund (Institutional Class Shares) | Structured Notes Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.71%
IMS Strategic Income Fund (Institutional Class Shares) | Corporate Bonds Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%
IMS Strategic Income Fund (Institutional Class Shares) | Government Bond [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.56%
IMS Strategic Income Fund (Institutional Class Shares) | Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%